Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS

At September 30, 2023

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 0.5%
Cayman Islands - 0.1%
LFT CRE Ltd.
Series 2021-FL1, Class C,
1-Month Term SOFR + 2.06%, 7.40% (A), 06/15/2039 (B)	$ 1,420,000	$ 1,363,166

United States - 0.4%
American Homes 4 Rent Trust
Series 2015-SFR1, Class A,
3.47%, 04/17/2052 (B)	210,191	202,236
Consumer Receivables Asset Investment Trust
Series 2021-1, Class A1X,
3-Month Term SOFR + 3.75%, 9.06% (A), 12/15/2024 (B)	341,467	342,134
COOF Securitization Trust Ltd., Interest Only STRIPS
Series 2014-1, Class A,
2.85% (A), 06/25/2040 (B)	50,960	3,817
CoreVest American Finance Ltd.
Series 2019-3, Class A,
2.71%, 10/15/2052 (B)	505,938	481,375
Goodgreen Trust
Series 2017, Class R1,
5.00%, 10/20/2051 (C)	757	704
KGS-Alpha SBA COOF Trust, Interest Only STRIPS
Series 2012-2, Class A,
0.80% (A), 08/25/2038 (B)	182,739	3,321
Series 2013-2, Class A,
1.61% (A), 03/25/2039 (B)	172,081	5,312
Series 2014-2, Class A,
2.98% (A), 04/25/2040 (B)	77,211	5,163
NRZ Excess Spread-Collateralized Notes
Series 2021-FHT1, Class A,
3.10%, 07/25/2026 (B)	1,437,308	1,284,134
Series 2021-FNT2, Class A,
3.23%, 05/25/2026 (B)	701,448	637,998
P4 SFR Holdco LLC
Series 2019-STL, Class A,
7.25%, 10/11/2026	1,000,000	943,500
SART
Series 2018-1,
4.75%, 06/15/2025	144,184	143,045

		4,052,739

Total Asset-Backed Securities (Cost $5,947,869)		5,415,905

CORPORATE DEBT SECURITIES - 20.8%
Australia - 0.2%
BHP Billiton Finance USA Ltd.
5.25%, 09/08/2030 - 09/08/2033	634,000	616,037
Commonwealth Bank of Australia
3.78%, 03/14/2032 (B)	375,000	303,365
National Australia Bank Ltd.
2.33%, 08/21/2030 (B)	415,000	313,838
Newcrest Finance Pty Ltd.
4.20%, 05/13/2050 (B)	280,000	204,253

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Australia (continued)
Santos Finance Ltd.
3.65%, 04/29/2031 (B)	$ 352,000	$ 281,266
6.88%, 09/19/2033 (B)	359,000	351,238

		2,069,997

Bermuda - 0.0% (D)
Triton Container International Ltd.
1.15%, 06/07/2024 (B)	271,000	260,790

Brazil - 0.0% (D)
Vale Overseas Ltd.
6.13%, 06/12/2033	51,000	49,333

Canada - 0.5%
Air Canada Pass-Through Trust
3.75%, 06/15/2029 (B)	773,742	708,193
Barrick Gold Corp.
6.45%, 10/15/2035	69,000	69,947
Canadian Pacific Railway Co.
2.05%, 03/05/2030	443,000	357,900
3.10%, 12/02/2051	384,000	240,213
3.50%, 05/01/2050	200,000	136,818
Enbridge, Inc.
Fixed until 10/15/2028, 8.25% (A), 01/15/2084	457,000	448,311
Fixed until 10/15/2033, 8.50% (A), 01/15/2084	368,000	363,387
Federation des Caisses Desjardins du Quebec
5.70%, 03/14/2028 (B)	330,000	325,760
Fortis, Inc.
3.06%, 10/04/2026	726,000	665,490
Manulife Financial Corp.
Fixed until 02/24/2027, 4.06% (A), 02/24/2032	228,000	211,083
Rogers Communications, Inc.
3.80%, 03/15/2032	341,000	283,478
4.55%, 03/15/2052	293,000	213,496
Royal Bank of Canada
6.00%, 11/01/2027	452,000	455,388
Suncor Energy, Inc.
7.88%, 06/15/2026	51,000	53,287

		4,532,751

Cayman Islands - 0.2%
Avolon Holdings Funding Ltd.
2.13%, 02/21/2026 (B)	264,000	236,519
2.88%, 02/15/2025 (B)	391,000	369,166
3.95%, 07/01/2024 (B)	668,000	653,837
4.25%, 04/15/2026 (B)	391,000	367,570
4.38%, 05/01/2026 (B)	373,000	350,260
5.50%, 01/15/2026 (B)	168,000	162,653

		2,140,005

Colombia - 0.0% (D)
Ecopetrol SA
4.13%, 01/16/2025	92,000	88,806

Denmark - 0.2%
Danske Bank AS
Fixed until 12/20/2024, 3.24% (A), 12/20/2025 (B)	564,000	540,126
Fixed until 04/01/2027, 4.30% (A), 04/01/2028 (B)	225,000	209,590

Transamerica Series Trust	Page 1

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Denmark (continued)
Danske Bank AS (continued)
Fixed until 09/22/2025, 6.26% (A), 09/22/2026 (B)	$ 350,000	$ 350,031
Fixed until 01/09/2025, 6.47% (A), 01/09/2026 (B)	440,000	439,229

		1,538,976

Finland - 0.0% (D)
Nordea Bank Abp
Fixed until 09/13/2028, 4.63% (A), 09/13/2033 (B)	270,000	242,005

France - 0.8%
Banque Federative du Credit Mutuel SA
5.79%, 07/13/2028 (B)	905,000	898,190
BNP Paribas SA
Fixed until 09/30/2027, 1.90% (A), 09/30/2028 (B)	750,000	634,650
Fixed until 06/12/2028, 5.34% (A), 06/12/2029 (B)	820,000	796,150
BPCE SA
Fixed until 10/06/2025, 1.65% (A), 10/06/2026 (B)	935,000	848,593
Fixed until 10/19/2031, 3.12% (A), 10/19/2032 (B)	250,000	186,258
3.38%, 12/02/2026	270,000	249,914
5.15%, 07/21/2024 (B)	715,000	703,618
Fixed until 01/18/2026, 5.98% (A), 01/18/2027 (B)	250,000	247,327
Credit Agricole SA
5.59%, 07/05/2026 (B)	590,000	585,555
Fixed until 10/03/2028, 6.32% (A), 10/03/2029 (B) (E)	315,000	315,151
Electricite de France SA
5.70%, 05/23/2028 (B)	275,000	272,366
6.25%, 05/23/2033 (B)	350,000	350,463
6.90%, 05/23/2053 (B)	200,000	198,277
Societe Generale SA
Fixed until 06/09/2026, 1.79% (A), 06/09/2027 (B)	700,000	617,132
Fixed until 01/19/2027, 2.80% (A), 01/19/2028 (B)	409,000	363,535
TotalEnergies Capital International SA
2.99%, 06/29/2041	484,000	337,079

		7,604,258

Germany - 0.1%
Deutsche Bank AG
Fixed until 11/24/2025, 2.13% (A), 11/24/2026	450,000	406,991
Fixed until 11/16/2026, 2.31% (A), 11/16/2027	460,000	400,621
Fixed until 07/13/2026, 7.15% (A), 07/13/2027	460,000	463,178

		1,270,790

Hong Kong - 0.0% (D)
AIA Group Ltd.
3.60%, 04/09/2029 (B)	265,000	240,959

Ireland - 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/2026	584,000	523,229
3.00%, 10/29/2028	990,000	848,887
3.30%, 01/30/2032	562,000	446,803
6.10%, 01/15/2027	255,000	253,778

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Ireland (continued)
AIB Group PLC
Fixed until 04/10/2024, 4.26% (A), 04/10/2025 (B)	$ 828,000	$ 816,234
Fixed until 09/13/2028, 6.61% (A), 09/13/2029 (B)	275,000	273,904
Bank of Ireland Group PLC
Fixed until 09/16/2025, 6.25% (A), 09/16/2026 (B)	330,000	327,932

		3,490,767

Italy - 0.2%
Eni SpA
4.25%, 05/09/2029 (B)	206,000	192,074
5.70%, 10/01/2040 (B)	150,000	128,120
Intesa Sanpaolo SpA
Fixed until 06/01/2041, 4.95% (A), 06/01/2042 (B)	310,000	192,125
6.63%, 06/20/2033 (B)	930,000	874,179
7.00%, 11/21/2025 (B)	296,000	299,623
UniCredit SpA
Fixed until 06/03/2026, 1.98% (A), 06/03/2027 (B)	480,000	424,071

		2,110,192

Japan - 0.4%
Mitsubishi UFJ Financial Group, Inc.
Fixed until 07/20/2026, 1.54% (A), 07/20/2027	760,000	673,254
Fixed until 10/13/2026, 1.64% (A), 10/13/2027	615,000	542,328
Mizuho Financial Group, Inc.
Fixed until 05/25/2025, 2.23% (A), 05/25/2026	882,000	824,399
Fixed until 07/06/2033, 5.75% (A), 07/06/2034	556,000	530,901
Fixed until 07/06/2028, 5.78% (A), 07/06/2029	493,000	486,509
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/2030	905,000	727,919

		3,785,310

Jersey, Channel Islands - 0.0% (D)
Galaxy Pipeline Assets Bidco Ltd.
2.94%, 09/30/2040 (B)	284,955	219,319

Mexico - 0.1%
Coca-Cola Femsa SAB de CV
1.85%, 09/01/2032	200,000	148,794
Mexico City Airport Trust
5.50%, 07/31/2047 (B)	200,000	152,043
Petroleos Mexicanos
6.50%, 03/13/2027	280,000	246,887

		547,724

Multi-National - 0.1%
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL
6.75%, 03/15/2034 (B)	242,000	235,488
7.25%, 11/15/2053 (B)	224,000	216,641
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.50%, 05/11/2031	610,000	476,389

Transamerica Series Trust	Page 2

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Multi-National (continued)
NXP BV/NXP Funding LLC/NXP USA, Inc. (continued)
2.65%, 02/15/2032	$ 113,000	$ 87,341
5.00%, 01/15/2033	291,000	267,808

		1,283,667

Netherlands - 0.3%
ABN AMRO Bank NV
Fixed until 09/18/2026, 6.34% (A), 09/18/2027 (B)	300,000	299,383
Braskem Netherlands Finance BV
7.25%, 02/13/2033 (B)	248,000	228,546
Cooperatieve Rabobank UA
3.75%, 07/21/2026	960,000	894,018
ENEL Finance International NV
1.88%, 07/12/2028 (B)	200,000	165,847
2.25%, 07/12/2031 (B)	200,000	151,163
5.00%, 06/15/2032 (B)	690,000	624,428
ING Groep NV
Fixed until 09/11/2026, 6.08% (A), 09/11/2027	360,000	358,615
Shell International Finance BV
4.55%, 08/12/2043	16,000	13,570

		2,735,570

Norway - 0.2%
Aker BP ASA
3.10%, 07/15/2031 (B)	383,000	306,537
5.60%, 06/13/2028 (B)	295,000	288,276
AKER BP ASA
6.00%, 06/13/2033 (B)	690,000	667,055
DNB Bank ASA
Fixed until 10/09/2025, 5.90% (A), 10/09/2026 (B)	830,000	827,276

		2,089,144

Panama - 0.0% (D)
Banco Nacional de Panama
2.50%, 08/11/2030 (B)	300,000	232,411

Saudi Arabia - 0.0% (D)
Saudi Arabian Oil Co.
1.63%, 11/24/2025 (B)	200,000	182,502

Singapore - 0.1%
Pfizer Investment Enterprises Pte Ltd.
4.75%, 05/19/2033	438,000	414,953
5.30%, 05/19/2053	205,000	191,202
5.34%, 05/19/2063	101,000	92,926

		699,081

Spain - 0.3%
Banco Bilbao Vizcaya Argentaria SA
Fixed until 03/19/2029, 0.00% (A)	400,000	396,928
Banco Santander SA
Fixed until 09/14/2026, 1.72% (A), 09/14/2027	600,000	524,758
6.92%, 08/08/2033	200,000	190,873
CaixaBank SA
Fixed until 09/13/2026, 6.68% (A), 09/13/2027 (B)	395,000	394,879
Fixed until 09/13/2033, 6.84% (A), 09/13/2034 (B)	645,000	631,914

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Spain (continued)
Telefonica Emisiones SA
4.67%, 03/06/2038	$ 470,000	$ 377,910

		2,517,262

Sweden - 0.0% (D)
Svenska Handelsbanken AB
5.50%, 06/15/2028 (B)	480,000	466,131

Switzerland - 0.3%
Credit Suisse AG
7.50%, 02/15/2028	825,000	863,139
UBS Group AG
Fixed until 06/05/2025, 2.19% (A), 06/05/2026 (B)	250,000	232,530
Fixed until 09/11/2024, 2.59% (A), 09/11/2025 (B)	690,000	664,140
3.75%, 03/26/2025	350,000	336,655
Fixed until 12/22/2026, 6.33% (A), 12/22/2027 (B)	765,000	763,812

		2,860,276

United Kingdom - 1.3%
Anglo American Capital PLC
4.00%, 09/11/2027 (B)	250,000	233,449
5.50%, 05/02/2033 (B)	201,000	188,074
AstraZeneca PLC
6.45%, 09/15/2037	95,000	102,668
Barclays PLC
Fixed until 05/07/2024, 3.93% (A), 05/07/2025	680,000	669,629
Fixed until 05/09/2026, 5.83% (A), 05/09/2027	643,000	631,543
Fixed until 09/13/2028, 6.49% (A), 09/13/2029	385,000	382,025
Fixed until 09/13/2033, 6.69% (A), 09/13/2034	270,000	263,809
BP Capital Markets PLC
Fixed until 03/22/2030 (F), 4.88% (A)	214,000	191,270
HSBC Holdings PLC
Fixed until 08/17/2028, 2.21% (A), 08/17/2029	830,000	684,290
Fixed until 11/22/2026, 2.25% (A), 11/22/2027	590,000	520,892
Fixed until 03/10/2025, 3.00% (A), 03/10/2026	610,000	581,340
Fixed until 08/14/2026, 5.89% (A), 08/14/2027	580,000	572,999
Fixed until 03/09/2028, 6.16% (A), 03/09/2029	355,000	351,471
Fixed until 03/09/2033, 6.25% (A), 03/09/2034	685,000	669,902
Fixed until 06/20/2033, 6.55% (A), 06/20/2034	200,000	189,723
Fixed until 11/03/2027, 7.39% (A), 11/03/2028	485,000	501,811
Imperial Brands Finance PLC
3.50%, 07/26/2026 (B)	612,000	572,823
Lloyds Banking Group PLC
Fixed until 08/11/2032, 4.98% (A), 08/11/2033	250,000	221,932
Fixed until 08/07/2026, 5.99% (A), 08/07/2027	270,000	267,729

Transamerica Series Trust	Page 3

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United Kingdom (continued)
Nationwide Building Society
3.90%, 07/21/2025 (B)	$ 630,000	$ 606,421
NatWest Group PLC
Fixed until 09/13/2028, 5.81% (A), 09/13/2029	415,000	402,644
Fixed until 03/02/2026, 5.85% (A), 03/02/2027	950,000	937,742
Fixed until 12/29/2025 (F), 6.00% (A)	370,000	339,500
Santander UK Group Holdings PLC
Fixed until 03/15/2024, 1.09% (A), 03/15/2025	990,000	963,278
Fixed until 11/21/2025, 6.83% (A), 11/21/2026	885,000	890,061
Standard Chartered PLC
Fixed until 01/30/2025, 2.82% (A), 01/30/2026 (B)	985,000	936,986
Fixed until 07/06/2026, 6.19% (A), 07/06/2027 (B)	280,000	278,903

		13,152,914

United States - 15.0%
7-Eleven, Inc.
2.50%, 02/10/2041 (B)	219,000	133,848
2.80%, 02/10/2051 (B)	260,000	146,602
AbbVie, Inc.
4.05%, 11/21/2039	1,202,000	982,942
4.25%, 11/21/2049	265,000	209,563
4.40%, 11/06/2042	181,000	150,409
4.50%, 05/14/2035	157,000	141,903
4.63%, 10/01/2042	484,000	407,430
Activision Blizzard, Inc.
2.50%, 09/15/2050	733,000	436,023
Advanced Micro Devices, Inc.
4.39%, 06/01/2052	158,000	128,591
AES Corp.
3.30%, 07/15/2025 (B)	193,000	182,797
5.45%, 06/01/2028	848,000	818,701
Aetna, Inc.
3.88%, 08/15/2047	408,000	285,683
4.13%, 11/15/2042	262,000	194,502
Air Lease Corp.
2.88%, 01/15/2026	330,000	307,307
Albemarle Corp.
4.65%, 06/01/2027	49,000	46,727
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP
4.88%, 02/15/2030 (B)	578,000	520,842
5.88%, 02/15/2028 (B)	88,000	84,694
Alexander Funding Trust
1.84%, 11/15/2023 (B)	1,441,000	1,431,472
Alexandria Real Estate Equities, Inc.
5.15%, 04/15/2053	89,000	74,211
Alliant Energy Finance LLC
1.40%, 03/15/2026 (B)	76,000	67,436
Altria Group, Inc.
2.45%, 02/04/2032	39,000	29,460
3.40%, 02/04/2041	529,000	343,466
3.88%, 09/16/2046	51,000	33,445
Amazon.com, Inc.
2.50%, 06/03/2050	142,000	83,408
2.70%, 06/03/2060	145,000	81,900
3.10%, 05/12/2051	200,000	131,838
3.88%, 08/22/2037	663,000	566,360
3.95%, 04/13/2052	140,000	108,102
American Airlines Pass-Through Trust
Class A,
3.38%, 11/01/2028	180,149	160,674

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
American Airlines Pass-Through Trust (continued)
Class A,
3.95%, 01/11/2032	$ 46,410	$ 40,334
4.10%, 07/15/2029	217,394	195,614
American Tower Corp.
2.75%, 01/15/2027	515,000	465,300
Amgen, Inc.
2.45%, 02/21/2030	646,000	535,008
2.80%, 08/15/2041	380,000	246,369
4.20%, 02/22/2052	63,000	47,126
5.25%, 03/02/2033	176,000	168,278
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/2036	899,000	824,217
Anheuser-Busch InBev Finance, Inc.
4.70%, 02/01/2036	194,000	177,862
Anheuser-Busch InBev Worldwide, Inc.
4.35%, 06/01/2040	165,000	140,247
4.38%, 04/15/2038	309,000	268,319
Apple, Inc.
2.70%, 08/05/2051	400,000	243,305
2.80%, 02/08/2061	60,000	35,186
2.95%, 09/11/2049	435,000	286,841
3.95%, 08/08/2052	135,000	105,771
Arizona Public Service Co.
5.05%, 09/01/2041	19,000	16,052
AT&T, Inc.
2.55%, 12/01/2033	1,020,000	749,338
3.55%, 09/15/2055	390,000	237,911
3.65%, 09/15/2059	388,000	236,046
3.80%, 12/01/2057	177,000	112,200
5.40%, 02/15/2034	596,000	556,883
Bank of America Corp.
Fixed until 07/23/2030, 1.90% (A), 07/23/2031	252,000	191,520
Fixed until 10/24/2030, 1.92% (A), 10/24/2031	252,000	190,245
Fixed until 03/11/2031, 2.65% (A), 03/11/2032	159,000	125,170
Fixed until 06/19/2040, 2.68% (A), 06/19/2041	78,000	50,265
Fixed until 10/22/2029, 2.88% (A), 10/22/2030	1,285,000	1,070,899
Fixed until 12/20/2027, 3.42% (A), 12/20/2028	1,252,000	1,126,957
Fixed until 07/21/2027, 3.59% (A), 07/21/2028	193,000	176,294
Fixed until 04/24/2027, 3.71% (A), 04/24/2028	678,000	624,484
Fixed until 01/20/2027, 3.82% (A), 01/20/2028	1,725,000	1,602,406
Fixed until 02/07/2029, 3.97% (A), 02/07/2030	675,000	606,317
Fixed until 01/27/2027 (F), 4.38% (A)	217,000	181,799
Fixed until 04/27/2027, 4.38% (A), 04/27/2028	214,000	202,095
Fixed until 04/25/2028, 5.20% (A), 04/25/2029	825,000	795,583
Fixed until 04/25/2033, 5.29% (A), 04/25/2034	326,000	303,352
Fixed until 09/15/2028, 5.82% (A), 09/15/2029	1,002,000	989,855
Fixed until 09/15/2033, 5.87% (A), 09/15/2034	373,000	362,807
Bank of New York Mellon Corp.
Fixed until 04/26/2026, 4.95% (A), 04/26/2027	340,000	331,915

Transamerica Series Trust	Page 4

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
BAT Capital Corp.
2.26%, 03/25/2028	$ 601,000	$ 508,206
4.39%, 08/15/2037	470,000	359,793
4.54%, 08/15/2047	214,000	147,497
6.34%, 08/02/2030	848,000	835,378
7.08%, 08/02/2043	670,000	640,873
Baxter International, Inc.
2.54%, 02/01/2032 (G)	772,000	598,027
3.13%, 12/01/2051	135,000	80,217
Berkshire Hathaway Energy Co.
4.60%, 05/01/2053	73,000	56,963
Berkshire Hathaway Finance Corp.
2.85%, 10/15/2050	192,000	119,256
3.85%, 03/15/2052	431,000	321,159
Bimbo Bakeries USA, Inc.
4.00%, 05/17/2051 (B)	200,000	141,415
Biogen, Inc.
2.25%, 05/01/2030	1,256,000	1,003,932
Boeing Co.
2.20%, 02/04/2026	360,000	330,579
3.25%, 02/01/2035	71,000	54,590
3.60%, 05/01/2034	225,000	182,016
3.63%, 02/01/2031	209,000	180,601
3.95%, 08/01/2059	551,000	365,246
5.81%, 05/01/2050	293,000	267,059
Boston Gas Co.
4.49%, 02/15/2042 (B)	12,000	9,163
BP Capital Markets America, Inc.
2.72%, 01/12/2032	559,000	454,607
2.94%, 06/04/2051	211,000	128,906
3.00%, 02/24/2050	128,000	79,837
4.81%, 02/13/2033	620,000	580,711
Bristol-Myers Squibb Co.
1.45%, 11/13/2030	214,000	164,556
2.35%, 11/13/2040	68,000	42,997
2.55%, 11/13/2050	12,000	6,845
Broadcom, Inc.
3.14%, 11/15/2035 (B)	694,000	506,161
3.42%, 04/15/2033 (B)	525,000	420,083
3.47%, 04/15/2034 (B)	438,000	344,114
Burlington Northern Santa Fe LLC
3.90%, 08/01/2046	243,000	182,544
4.15%, 04/01/2045	62,000	49,191
4.38%, 09/01/2042	62,000	51,331
5.20%, 04/15/2054	289,000	264,466
Celanese US Holdings LLC
6.35%, 11/15/2028	228,000	225,400
Cencora, Inc.
2.70%, 03/15/2031	957,000	779,277
2.80%, 05/15/2030	101,000	84,670
CenterPoint Energy, Inc.
2.95%, 03/01/2030	134,000	112,327
CF Industries, Inc.
4.95%, 06/01/2043	234,000	189,641
5.15%, 03/15/2034	233,000	214,193
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/2029	100,000	81,639
2.80%, 04/01/2031	312,000	243,524
3.50%, 06/01/2041 - 03/01/2042	917,000	577,189
3.70%, 04/01/2051	853,000	495,893
3.90%, 06/01/2052	130,000	77,644
6.38%, 10/23/2035	78,000	73,018
Cheniere Energy Partners LP
3.25%, 01/31/2032	1,044,000	831,228
4.50%, 10/01/2029	266,000	241,079

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Cigna Group
3.20%, 03/15/2040	$ 233,000	$ 163,680
5.40%, 03/15/2033	233,000	226,103
Citibank NA
5.80%, 09/29/2028	380,000	380,174
Citigroup, Inc.
Fixed until 06/03/2030, 2.57% (A), 06/03/2031	29,000	23,133
Fixed until 11/05/2029, 2.98% (A), 11/05/2030	606,000	507,493
Fixed until 10/27/2027, 3.52% (A), 10/27/2028	1,444,000	1,310,978
Fixed until 07/24/2027, 3.67% (A), 07/24/2028	801,000	734,849
Fixed until 01/10/2027, 3.89% (A), 01/10/2028	1,467,000	1,367,621
Fixed until 12/10/2025 (F), 4.00% (A)	207,000	181,001
Fixed until 04/23/2028, 4.08% (A), 04/23/2029	280,000	257,740
4.60%, 03/09/2026	438,000	422,911
5.30%, 05/06/2044	18,000	15,363
Fixed until 09/29/2025, 5.61% (A), 09/29/2026	849,000	840,447
Fixed until 05/25/2033, 6.17% (A), 05/25/2034	219,000	209,542
Columbia Pipelines Holding Co. LLC
6.04%, 08/15/2028 (B)	522,000	519,546
6.06%, 08/15/2026 (B)	112,000	112,365
Columbia Pipelines Operating Co. LLC
5.93%, 08/15/2030 (B)	140,000	138,216
6.04%, 11/15/2033 (B)	498,000	486,463
6.50%, 08/15/2043 (B)	84,000	81,822
6.71%, 08/15/2063 (B)	112,000	109,211
Comcast Corp.
2.45%, 08/15/2052	328,000	177,718
2.89%, 11/01/2051	271,000	160,158
2.94%, 11/01/2056	669,000	380,630
3.20%, 07/15/2036	459,000	353,856
3.75%, 04/01/2040	195,000	150,970
4.80%, 05/15/2033	289,000	271,238
5.35%, 11/15/2027 - 05/15/2053	1,127,000	1,083,600
Commonwealth Edison Co.
3.65%, 06/15/2046	133,000	93,492
3.70%, 03/01/2045	26,000	18,929
4.70%, 01/15/2044	102,000	86,046
ConocoPhillips Co.
4.03%, 03/15/2062	187,000	134,195
5.05%, 09/15/2033	205,000	196,500
5.30%, 05/15/2053	75,000	68,703
5.55%, 03/15/2054	252,000	239,276
5.70%, 09/15/2063	382,000	363,799
Constellation Brands, Inc.
3.15%, 08/01/2029	98,000	85,879
4.90%, 05/01/2033	238,000	221,369
Constellation Energy Generation LLC
5.60%, 03/01/2028 - 06/15/2042	392,000	375,864
6.50%, 10/01/2053	168,000	168,369
Continental Resources, Inc.
2.27%, 11/15/2026 (B)	280,000	248,131
Corebridge Financial, Inc.
3.65%, 04/05/2027	280,000	259,356
Corporate Office Properties LP
2.00%, 01/15/2029	165,000	129,288
2.75%, 04/15/2031	349,000	262,063
Cox Communications, Inc.
4.80%, 02/01/2035 (B)	181,000	156,495

Transamerica Series Trust	Page 5

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Crown Castle, Inc.
2.10%, 04/01/2031	$ 289,000	$ 220,562
2.90%, 04/01/2041	224,000	143,710
3.65%, 09/01/2027	610,000	560,036
4.80%, 09/01/2028	233,000	221,176
CSX Corp.
2.50%, 05/15/2051	405,000	225,340
CVS Health Corp.
2.70%, 08/21/2040	646,000	406,667
3.25%, 08/15/2029	165,000	144,394
4.78%, 03/25/2038	200,000	172,238
5.63%, 02/21/2053	115,000	103,277
5.88%, 06/01/2053	340,000	314,259
CVS Pass-Through Trust
6.20%, 10/10/2025 (B)	26,819	26,724
Danaher Corp.
2.80%, 12/10/2051	149,000	90,712
Devon Energy Corp.
4.50%, 01/15/2030	511,000	464,836
Diamondback Energy, Inc.
6.25%, 03/15/2033	242,000	242,249
Discovery Communications LLC
3.63%, 05/15/2030	63,000	53,339
3.95%, 03/20/2028	30,000	27,334
4.95%, 05/15/2042	21,000	15,708
DTE Energy Co.
4.88%, 06/01/2028	596,000	576,089
Duke Energy Carolinas LLC
4.00%, 09/30/2042	170,000	130,185
Duke Energy Florida LLC
1.75%, 06/15/2030	203,000	159,780
Duke Energy Indiana LLC
2.75%, 04/01/2050	200,000	114,587
3.75%, 05/15/2046	177,000	124,830
5.40%, 04/01/2053	51,000	46,594
Duke Energy Ohio, Inc.
4.30%, 02/01/2049	26,000	19,995
5.25%, 04/01/2033	98,000	94,635
5.65%, 04/01/2053	35,000	32,984
Duke Energy Progress LLC
2.90%, 08/15/2051	255,000	150,215
5.25%, 03/15/2033	186,000	180,264
Duquesne Light Holdings, Inc.
3.62%, 08/01/2027 (B)	376,000	336,721
Edison International
4.95%, 04/15/2025	249,000	244,038
Electronic Arts, Inc.
1.85%, 02/15/2031	474,000	368,403
2.95%, 02/15/2051	144,000	86,923
Elevance Health, Inc.
2.88%, 09/15/2029	172,000	148,337
4.63%, 05/15/2042	77,000	64,548
6.10%, 10/15/2052	146,000	146,781
ELI Lilly & Co.
4.95%, 02/27/2063	75,000	67,995
Emera US Finance LP
2.64%, 06/15/2031	298,000	230,444
4.75%, 06/15/2046	211,000	156,094
Energy Transfer LP
4.15%, 09/15/2029	212,000	192,039
4.20%, 04/15/2027	643,000	605,806
4.95%, 06/15/2028	512,000	490,070
5.25%, 04/15/2029	130,000	124,703
5.75%, 02/15/2033	196,000	188,443
6.10%, 02/15/2042	67,000	60,279
Entergy Arkansas LLC
4.95%, 12/15/2044	68,000	56,302

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Entergy Louisiana LLC
1.60%, 12/15/2030	$ 193,000	$ 145,369
2.90%, 03/15/2051	371,000	218,342
Entergy Mississippi LLC
3.50%, 06/01/2051	52,000	34,069
Entergy Texas, Inc.
1.50%, 09/01/2026	173,000	150,392
3.45%, 12/01/2027	39,000	35,456
5.00%, 09/15/2052	102,000	86,436
Enterprise Products Operating LLC
3.30%, 02/15/2053	212,000	137,813
4.25%, 02/15/2048	18,000	14,080
6.65%, 10/15/2034	256,000	270,508
EQT Corp.
3.90%, 10/01/2027	138,000	127,668
Essex Portfolio LP
2.65%, 03/15/2032	289,000	222,539
Evergy Kansas Central, Inc.
5.70%, 03/15/2053	249,000	233,243
Evergy Metro, Inc.
2.25%, 06/01/2030	167,000	134,780
Exelon Corp.
5.60%, 03/15/2053	163,000	148,158
Extra Space Storage LP
5.50%, 07/01/2030	481,000	465,193
Exxon Mobil Corp.
3.00%, 08/16/2039	339,000	247,099
FedEx Corp.
3.25%, 05/15/2041	157,000	108,254
Fells Point Funding Trust
3.05%, 01/31/2027 (B)	1,378,000	1,249,716
FirstEnergy Transmission LLC
4.55%, 04/01/2049 (B)	438,000	342,592
Fiserv, Inc.
5.63%, 08/21/2033	545,000	527,864
Flex Intermediate Holdco LLC
3.36%, 06/30/2031 (B)	353,000	274,443
Florida Power & Light Co.
4.05%, 06/01/2042	26,000	20,695
Freeport-McMoRan, Inc.
4.13%, 03/01/2028	102,000	93,437
5.40%, 11/14/2034	75,000	68,660
GE Capital Funding LLC
4.55%, 05/15/2032	200,000	184,349
General Motors Co.
5.15%, 04/01/2038	110,000	91,869
5.95%, 04/01/2049	140,000	118,761
General Motors Financial Co., Inc.
2.40%, 10/15/2028	343,000	284,522
2.70%, 08/20/2027	353,000	309,718
5.80%, 06/23/2028	298,000	291,107
Gilead Sciences, Inc.
2.60%, 10/01/2040	409,000	269,800
4.60%, 09/01/2035	379,000	347,000
5.25%, 10/15/2033	578,000	564,122
5.55%, 10/15/2053	317,000	304,447
Glencore Funding LLC
5.70%, 05/08/2033 (B)	52,000	49,322
6.13%, 10/06/2028 (B)	335,000	334,476
6.38%, 10/06/2030 (B)	340,000	339,136
Global Payments, Inc.
3.20%, 08/15/2029	866,000	736,520
Goldman Sachs Group, Inc.
Fixed until 03/09/2026, 1.43% (A), 03/09/2027	845,000	752,401
Fixed until 09/10/2026, 1.54% (A), 09/10/2027	1,093,000	957,128

Transamerica Series Trust	Page 6

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Goldman Sachs Group, Inc. (continued)
Fixed until 10/21/2026, 1.95% (A), 10/21/2027	$ 511,000	$ 451,275
Fixed until 02/24/2027, 2.64% (A), 02/24/2028	1,150,000	1,025,567
Fixed until 03/15/2027, 3.62% (A), 03/15/2028	1,053,000	971,680
Fixed until 10/31/2037, 4.02% (A), 10/31/2038	306,000	241,419
Fixed until 02/10/2025 (F), 4.95% (A)	205,000	189,829
Fixed until 02/10/2029 (F), 7.50% (A)	312,000	308,693
HCA, Inc.
2.38%, 07/15/2031	321,000	245,662
3.63%, 03/15/2032	354,000	293,496
4.50%, 02/15/2027	605,000	577,214
4.63%, 03/15/2052	187,000	140,191
5.20%, 06/01/2028	140,000	135,360
5.50%, 06/01/2033 - 06/15/2047	319,000	286,946
5.63%, 09/01/2028	241,000	235,019
5.88%, 02/15/2026	102,000	101,459
5.90%, 06/01/2053	163,000	146,656
Healthpeak OP LLC
5.25%, 12/15/2032	289,000	268,861
Home Depot, Inc.
2.38%, 03/15/2051	507,000	277,898
2.75%, 09/15/2051	132,000	78,515
3.30%, 04/15/2040	125,000	93,308
Ingersoll Rand, Inc.
5.70%, 08/14/2033	177,000	171,281
Intel Corp.
3.05%, 08/12/2051	100,000	60,703
3.25%, 11/15/2049	247,000	157,830
3.73%, 12/08/2047	87,000	62,008
Intercontinental Exchange, Inc.
4.00%, 09/15/2027	428,000	404,639
4.35%, 06/15/2029	116,000	109,151
4.95%, 06/15/2052	143,000	123,632
Intuit, Inc.
5.50%, 09/15/2053	75,000	71,891
ITC Holdings Corp.
2.95%, 05/14/2030 (B)	1,222,000	1,013,717
5.40%, 06/01/2033 (B)	498,000	473,214
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
4.38%, 02/02/2052	53,000	35,229
5.75%, 04/01/2033	490,000	448,180
Jersey Central Power & Light Co.
4.30%, 01/15/2026 (B)	170,000	163,828
JetBlue Pass-Through Trust
Class AA,
2.75%, 11/15/2033	162,408	136,142
8.00%, 11/15/2027	209,134	211,469
Kenvue, Inc.
4.90%, 03/22/2033 (B)	568,000	542,976
5.05%, 03/22/2053 (B)	82,000	74,419
5.20%, 03/22/2063 (B)	42,000	37,850
KeyBank NA
3.90%, 04/13/2029	590,000	478,354
Kilroy Realty LP
3.45%, 12/15/2024	334,000	320,970
4.75%, 12/15/2028	484,000	439,432
Kinder Morgan Energy Partners LP
5.00%, 08/15/2042	326,000	263,440
Kinder Morgan, Inc.
3.25%, 08/01/2050	37,000	21,986
5.45%, 08/01/2052	182,000	154,856
Kraft Heinz Foods Co.
4.63%, 10/01/2039	675,000	569,776

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Kraft Heinz Foods Co. (continued)
4.88%, 10/01/2049	$ 157,000	$ 130,948
5.50%, 06/01/2050	160,000	145,874
Kroger Co.
4.45%, 02/01/2047	90,000	70,386
L3Harris Technologies, Inc.
4.40%, 06/15/2028	592,000	560,340
5.40%, 01/15/2027 - 07/31/2033	759,000	741,081
Leidos, Inc.
2.30%, 02/15/2031	727,000	559,238
5.75%, 03/15/2033	242,000	231,995
Lockheed Martin Corp.
4.75%, 02/15/2034 (G)	433,000	410,040
5.20%, 02/15/2055	140,000	129,841
5.25%, 01/15/2033	101,000	99,794
Louisville Gas & Electric Co.
4.65%, 11/15/2043	26,000	20,499
Lowe’s Cos., Inc.
2.80%, 09/15/2041	7,000	4,518
3.00%, 10/15/2050	205,000	120,850
3.65%, 04/05/2029	389,000	353,502
4.25%, 04/01/2052	345,000	255,992
LYB International Finance III LLC
3.63%, 04/01/2051	224,000	142,516
Marriott International, Inc.
5.45%, 09/15/2026	345,000	341,875
5.55%, 10/15/2028 (G)	512,000	506,397
Marvell Technology, Inc.
5.75%, 02/15/2029	70,000	69,376
5.95%, 09/15/2033	177,000	173,803
Massachusetts Electric Co.
1.73%, 11/24/2030 (B)	372,000	279,373
McDonald’s Corp.
3.70%, 02/15/2042	298,000	223,150
5.45%, 08/14/2053	98,000	92,080
MDC Holdings, Inc.
2.50%, 01/15/2031	10,000	7,469
3.85%, 01/15/2030	151,000	126,916
Merck & Co., Inc.
2.15%, 12/10/2031	322,000	254,737
5.15%, 05/17/2063	116,000	105,613
Meta Platforms, Inc.
4.45%, 08/15/2052	326,000	259,061
5.60%, 05/15/2053	373,000	352,683
5.75%, 05/15/2063	144,000	135,580
MetLife, Inc.
4.13%, 08/13/2042	76,000	59,471
Metropolitan Life Global Funding I
2.95%, 04/09/2030 (B)	230,000	194,897
4.40%, 06/30/2027 (B)	580,000	553,467
5.15%, 03/28/2033 (B)	545,000	516,089
Microsoft Corp.
2.92%, 03/17/2052	157,000	102,861
3.45%, 08/08/2036	141,000	118,964
3.70%, 08/08/2046	388,000	305,071
Mid-Atlantic Interstate Transmission LLC
4.10%, 05/15/2028 (B)	314,000	292,247
Mississippi Power Co.
3.95%, 03/30/2028	110,000	102,536
Mohawk Industries, Inc.
5.85%, 09/18/2028	298,000	296,253
Monongahela Power Co.
3.55%, 05/15/2027 (B)	362,000	334,804
5.85%, 02/15/2034 (B)	102,000	100,148
Morgan Stanley
Fixed until 07/20/2026, 1.51% (A), 07/20/2027	636,000	562,051

Transamerica Series Trust	Page 7

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Morgan Stanley (continued)
Fixed until 05/04/2026, 1.59% (A), 05/04/2027	$ 1,041,000	$ 926,713
Fixed until 02/13/2031, 1.79% (A), 02/13/2032	462,000	342,304
Fixed until 04/28/2031, 1.93% (A), 04/28/2032	228,000	169,420
Fixed until 07/21/2031, 2.24% (A), 07/21/2032	70,000	52,827
Fixed until 09/16/2031, 2.48% (A), 09/16/2036	706,000	512,903
Fixed until 10/20/2031, 2.51% (A), 10/20/2032	96,000	73,466
Fixed until 01/22/2030, 2.70% (A), 01/22/2031	541,000	442,446
Fixed until 01/25/2051, 2.80% (A), 01/25/2052	239,000	139,064
Fixed until 01/24/2028, 3.77% (A), 01/24/2029	233,000	212,617
Fixed until 04/21/2033, 5.25% (A), 04/21/2034	205,000	190,430
Fixed until 07/21/2033, 5.42% (A), 07/21/2034	717,000	676,547
Fixed until 07/20/2028, 5.45% (A), 07/20/2029	102,000	99,476
Fixed until 01/19/2033, 5.95% (A), 01/19/2038	461,000	430,995
Fixed until 10/18/2027, 6.30% (A), 10/18/2028	471,000	474,667
MPLX LP
5.65%, 03/01/2053	79,000	67,831
Nasdaq, Inc.
5.35%, 06/28/2028	186,000	182,627
5.55%, 02/15/2034	316,000	301,669
6.10%, 06/28/2063	42,000	39,063
Nestle Holdings, Inc.
4.85%, 03/14/2033 (B)	545,000	528,243
Netflix, Inc.
4.88%, 06/15/2030 (B) (G)	328,000	310,520
5.38%, 11/15/2029 (B)	139,000	135,674
New York & Presbyterian Hospital
2.26%, 08/01/2040	316,000	193,417
New York Life Global Funding
1.20%, 08/07/2030 (B)	270,000	202,889
1.85%, 08/01/2031 (B)	255,000	193,374
New York Life Insurance Co.
3.75%, 05/15/2050 (B)	98,000	67,582
4.45%, 05/15/2069 (B)	195,000	143,038
NextEra Energy Capital Holdings, Inc.
5.05%, 02/28/2033	383,000	357,496
NGPL PipeCo LLC
4.88%, 08/15/2027 (B)	431,000	406,907
Niagara Mohawk Power Corp.
4.28%, 12/15/2028 (B)	298,000	276,344
NiSource, Inc.
5.80%, 02/01/2042	48,000	43,410
Nissan Motor Acceptance Co. LLC
6.95%, 09/15/2026 (B)	247,000	248,868
NNN REIT, Inc.
3.00%, 04/15/2052	115,000	64,839
3.50%, 10/15/2027	62,000	56,603
5.60%, 10/15/2033	140,000	131,954
Norfolk Southern Corp.
3.05%, 05/15/2050	239,000	148,106
3.70%, 03/15/2053	26,000	17,862
3.95%, 10/01/2042	102,000	78,164
Northern Natural Gas Co.
3.40%, 10/16/2051 (B)	127,000	79,271

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Northrop Grumman Corp.
4.70%, 03/15/2033	$ 275,000	$ 256,981
Northwestern Mutual Life Insurance Co.
3.85%, 09/30/2047 (B)	246,000	174,185
6.06%, 03/30/2040 (B)	316,000	308,087
NRG Energy, Inc.
3.75%, 06/15/2024 (B)	525,000	514,087
Occidental Petroleum Corp.
3.50%, 08/15/2029	415,000	352,634
4.63%, 06/15/2045	214,000	153,917
Ohio Power Co.
2.90%, 10/01/2051	239,000	141,533
OhioHealth Corp.
2.30%, 11/15/2031	450,000	355,951
Oracle Corp.
2.30%, 03/25/2028	330,000	285,940
3.60%, 04/01/2040 - 04/01/2050	1,178,000	823,416
3.85%, 07/15/2036	105,000	83,057
3.95%, 03/25/2051	447,000	306,071
5.55%, 02/06/2053	452,000	396,581
Ovintiv, Inc.
6.50%, 02/01/2038	70,000	66,856
Pacific Gas & Electric Co.
4.45%, 04/15/2042	362,000	258,466
4.50%, 07/01/2040	249,475	185,547
4.55%, 07/01/2030	414,611	366,547
4.60%, 06/15/2043	371,000	265,837
6.15%, 01/15/2033	112,000	106,253
6.40%, 06/15/2033	205,000	197,863
PacifiCorp
2.90%, 06/15/2052	105,000	57,729
3.30%, 03/15/2051	419,000	250,571
4.15%, 02/15/2050	149,000	104,520
Paramount Global
4.20%, 05/19/2032 (G)	134,000	106,558
4.85%, 07/01/2042	62,000	41,717
Fixed until 03/30/2027, 6.38% (A), 03/30/2062	118,000	92,678
PECO Energy Co.
2.80%, 06/15/2050	292,000	172,289
Penske Truck Leasing Co. LP/PTL Finance Corp.
6.05%, 08/01/2028 (B)	317,000	313,060
Pernod Ricard International Finance LLC
1.63%, 04/01/2031 (B)	270,000	203,751
Philip Morris International, Inc.
3.88%, 08/21/2042	275,000	202,905
5.13%, 02/15/2030	578,000	554,061
5.38%, 02/15/2033	345,000	327,108
5.50%, 09/07/2030	899,000	873,811
5.75%, 11/17/2032	284,000	277,161
Phillips 66
2.15%, 12/15/2030	338,000	266,201
3.15%, 12/15/2029	419,000	362,506
Piedmont Healthcare, Inc.
2.04%, 01/01/2032	600,000	458,282
Pine Street Trust I
4.57%, 02/15/2029 (B)	690,000	620,788
Pioneer Natural Resources Co.
1.90%, 08/15/2030	372,000	292,188
PNC Financial Services Group, Inc.
Fixed until 06/12/2028, 5.58% (A), 06/12/2029	233,000	226,073
Fixed until 08/18/2033, 5.94% (A), 08/18/2034	461,000	443,077

Transamerica Series Trust	Page 8

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Prologis LP
2.13%, 10/15/2050	$ 102,000	$ 51,030
5.13%, 01/15/2034	410,000	387,300
Protective Life Global Funding
4.71%, 07/06/2027 (B)	575,000	553,084
Prudential Financial, Inc.
3.70%, 03/13/2051	122,000	84,642
Public Service Co. of Colorado
2.70%, 01/15/2051	145,000	81,023
4.30%, 03/15/2044	205,000	158,851
4.50%, 06/01/2052	135,000	105,251
5.25%, 04/01/2053	102,000	88,837
Public Service Electric & Gas Co.
2.70%, 05/01/2050	174,000	102,981
Public Service Enterprise Group, Inc.
5.85%, 11/15/2027	612,000	615,761
Public Storage Operating Co.
5.10%, 08/01/2033	149,000	142,476
Puget Energy, Inc.
2.38%, 06/15/2028	150,000	128,331
QUALCOMM, Inc.
6.00%, 05/20/2053	246,000	249,259
Raytheon Technologies Corp.
2.38%, 03/15/2032	986,000	761,563
3.13%, 07/01/2050	120,000	74,553
Regency Centers LP
2.95%, 09/15/2029	216,000	183,882
3.70%, 06/15/2030	270,000	234,970
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/2030	484,000	372,449
Roper Technologies, Inc.
2.95%, 09/15/2029	1,043,000	904,189
S&P Global, Inc.
2.30%, 08/15/2060	204,000	100,420
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	656,000	611,230
4.50%, 05/15/2030	403,000	369,660
5.00%, 03/15/2027	536,000	520,054
San Diego Gas & Electric Co.
2.95%, 08/15/2051	243,000	146,989
3.32%, 04/15/2050	87,000	55,456
4.30%, 04/01/2042	50,000	39,068
4.95%, 08/15/2028	280,000	272,617
5.35%, 04/01/2053	168,000	152,414
SART
4.75%, 07/15/2024 (C)	78,130	76,762
Sherwin-Williams Co.
2.95%, 08/15/2029	224,000	193,586
Smithfield Foods, Inc.
3.00%, 10/15/2030 (B)	793,000	606,298
Southern California Edison Co.
2.95%, 02/01/2051	220,000	129,888
3.60%, 02/01/2045	182,000	125,056
3.65%, 03/01/2028	205,000	189,017
3.90%, 12/01/2041	34,000	24,542
4.13%, 03/01/2048	102,000	75,469
5.70%, 03/01/2053	93,000	85,366
5.85%, 11/01/2027	270,000	271,492
5.88%, 12/01/2053	298,000	279,639
Southern Co. Gas Capital Corp.
1.75%, 01/15/2031	130,000	98,180
3.15%, 09/30/2051	313,000	185,351
3.25%, 06/15/2026	28,000	26,332
5.15%, 09/15/2032	855,000	805,219
5.75%, 09/15/2033	149,000	146,117
Southern Power Co.
5.15%, 09/15/2041	365,000	312,777
5.25%, 07/15/2043	345,000	290,483

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Southwestern Electric Power Co.
3.90%, 04/01/2045	$ 95,000	$ 65,927
Sprint Capital Corp.
6.88%, 11/15/2028	363,000	374,922
T-Mobile USA, Inc.
2.05%, 02/15/2028	275,000	236,510
2.63%, 02/15/2029	1,282,000	1,086,076
3.38%, 04/15/2029	590,000	518,950
3.50%, 04/15/2031	261,000	220,701
5.05%, 07/15/2033	379,000	351,733
Take-Two Interactive Software, Inc.
3.55%, 04/14/2025	237,000	228,659
4.00%, 04/14/2032	232,000	202,446
4.95%, 03/28/2028	888,000	858,344
Target Corp.
4.80%, 01/15/2053	257,000	219,556
Teachers Insurance & Annuity Association of America
Fixed until 09/15/2024, 4.38% (A), 09/15/2054 (B)	78,000	75,995
6.85%, 12/16/2039 (B)	796,000	836,341
Tennessee Gas Pipeline Co. LLC
2.90%, 03/01/2030 (B)	90,000	75,199
Texas Instruments, Inc.
5.00%, 03/14/2053	233,000	210,772
5.05%, 05/18/2063	196,000	173,554
Thermo Fisher Scientific, Inc.
4.98%, 08/10/2030	429,000	417,151
Time Warner Cable Enterprises LLC
8.38%, 07/15/2033	205,000	220,558
Time Warner Cable LLC
4.50%, 09/15/2042	87,000	60,161
5.88%, 11/15/2040	87,000	72,129
6.55%, 05/01/2037	62,000	56,263
Toll Brothers Finance Corp.
3.80%, 11/01/2029	223,000	194,520
Trustees of Boston University
3.17%, 10/01/2050	380,000	239,083
Tucson Electric Power Co.
1.50%, 08/01/2030	130,000	98,763
Union Electric Co.
2.15%, 03/15/2032	120,000	91,977
3.90%, 04/01/2052	80,000	58,462
5.45%, 03/15/2053	65,000	59,916
Union Pacific Corp.
3.55%, 08/15/2039	433,000	332,308
United Airlines Pass-Through Trust
2.88%, 04/07/2030	468,111	412,530
3.75%, 03/03/2028	150,507	140,766
UnitedHealth Group, Inc.
2.75%, 05/15/2040	426,000	289,331
3.05%, 05/15/2041	117,000	82,492
3.25%, 05/15/2051	216,000	141,843
3.50%, 08/15/2039	593,000	456,250
4.75%, 05/15/2052	173,000	147,729
University of Miami
4.06%, 04/01/2052	368,000	280,865
Ventas Realty LP
4.75%, 11/15/2030	363,000	332,064
Verizon Communications, Inc.
1.68%, 10/30/2030	462,000	351,389
1.75%, 01/20/2031	1,545,000	1,167,373
2.36%, 03/15/2032	716,000	546,246
4.02%, 12/03/2029	419,000	380,065
Virginia Electric & Power Co.
2.45%, 12/15/2050	557,000	298,154
5.70%, 08/15/2053	163,000	153,614

Transamerica Series Trust	Page 9

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Vistra Operations Co. LLC
3.55%, 07/15/2024 (B)	$ 197,000	$ 192,132
3.70%, 01/30/2027 (B)	21,000	19,156
4.30%, 07/15/2029 (B)	395,000	345,438
4.88%, 05/13/2024 (B)	389,000	384,550
VMware, Inc.
4.70%, 05/15/2030	732,000	674,371
Walt Disney Co.
2.75%, 09/01/2049	363,000	215,473
3.50%, 05/13/2040	226,000	169,766
3.60%, 01/13/2051	160,000	111,585
Warnermedia Holdings, Inc.
4.05%, 03/15/2029	645,000	575,973
4.28%, 03/15/2032	226,000	191,864
5.05%, 03/15/2042	684,000	529,558
5.14%, 03/15/2052	210,000	155,755
Wells Fargo & Co.
Fixed until 06/02/2027, 2.39% (A), 06/02/2028	443,000	388,815
Fixed until 03/24/2027, 3.53% (A), 03/24/2028	634,000	582,332
Fixed until 05/22/2027, 3.58% (A), 05/22/2028	148,000	135,510
Fixed until 03/15/2026 (F), 3.90% (A)	242,000	211,357
Fixed until 07/25/2027, 4.81% (A), 07/25/2028	418,000	399,073
Fixed until 04/24/2033, 5.39% (A), 04/24/2034	876,000	819,198
Fixed until 07/25/2033, 5.56% (A), 07/25/2034	396,000	374,850
Fixed until 07/25/2028, 5.57% (A), 07/25/2029	834,000	814,461
Welltower OP LLC
2.75%, 01/15/2032	228,000	179,026
3.10%, 01/15/2030	406,000	343,767
3.85%, 06/15/2032	256,000	218,808
4.13%, 03/15/2029	224,000	204,599
Westlake Corp.
3.13%, 08/15/2051	104,000	59,855
Williams Cos., Inc.
5.30%, 08/15/2028	736,000	720,031
Wisconsin Electric Power Co.
3.65%, 12/15/2042	26,000	18,049
WP Carey, Inc.
2.40%, 02/01/2031	443,000	343,217
2.45%, 02/01/2032	315,000	237,120
3.85%, 07/15/2029	335,000	296,189
4.25%, 10/01/2026	62,000	59,198
Xilinx, Inc.
2.38%, 06/01/2030	621,000	514,273
Zimmer Biomet Holdings, Inc.
4.45%, 08/15/2045	74,000	57,838
Zoetis, Inc.
4.70%, 02/01/2043	728,000	627,091

		149,697,013

Virgin Islands, British - 0.1%
TSMC Global Ltd.
1.00%, 09/28/2027 (B)	375,000	315,944
2.25%, 04/23/2031 (B)	519,000	415,338

		731,282

Total Corporate Debt Securities (Cost $231,914,111)		206,839,235

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS - 0.2%
Israel - 0.1%
Israel Government AID Bonds
Zero Coupon, 08/15/2025	$ 1,000,000	$ 896,828

Mexico - 0.1%
Mexico Government International Bonds
3.50%, 02/12/2034	417,000	325,948
3.77%, 05/24/2061	205,000	119,963
4.28%, 08/14/2041	200,000	147,681
4.50%, 01/31/2050	265,000	190,713
4.75%, 03/08/2044	260,000	199,167

		983,472

Panama - 0.0% (D)
Panama Government International Bonds
4.50%, 04/16/2050	200,000	135,929

Saudi Arabia - 0.0% (D)
Saudi Government International Bonds
2.25%, 02/02/2033 (B)	200,000	153,135

Total Foreign Government Obligations (Cost $2,601,194)		2,169,364

MORTGAGE-BACKED SECURITIES - 0.2%
United States - 0.2%
Bear Stearns Commercial Mortgage Securities Trust, Interest Only STRIPS
Series 2005-PWR8, Class X1,
0.72% (A), 06/11/2041 (B) (H)	162	0
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AJ,
5.45% (A), 09/15/2039	269,797	101,417
MRCD Mortgage Trust
Series 2019-PARK, Class A,
2.72%, 12/15/2036 (B)	1,230,000	1,115,401
SREIT Trust
Series 2021-MFP, Class A,
1-Month Term SOFR + 0.85%, 6.18% (A), 11/15/2038 (B)	880,000	863,435
UBS-Barclays Commercial Mortgage Trust, Interest Only STRIPS
Series 2012-C2, Class XA,
0.91% (A), 05/10/2063 (B)	41,649	2
Wachovia Bank Commercial Mortgage Trust, Interest Only STRIPS
Series 2006-C24, Class XC,
0.00% (A), 03/15/2045 (B) (H)	29,958	0

Total Mortgage-Backed Securities (Cost $2,384,272)		2,080,255

U.S. GOVERNMENT AGENCY OBLIGATIONS - 21.9%
Federal Farm Credit Banks Funding Corp.
2.35%, 03/10/2036	2,660,000	1,915,121
Federal Home Loan Banks
2.09%, 02/22/2036	4,510,000	3,147,797
Federal Home Loan Mortgage Corp.
2.50%, 07/01/2050 - 11/01/2051	25,515,524	20,539,549
3.00%, 07/01/2033 - 08/01/2052	4,231,387	3,568,658
3.50%, 01/01/2032 - 04/01/2052	11,203,156	9,885,597
4.00%, 06/01/2042 - 05/01/2052	10,090,200	9,095,790
4.50%, 05/01/2041 - 07/01/2052	7,908,796	7,305,041

Transamerica Series Trust	Page 10

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. (continued)
1-Year CMT + 2.25%, 4.77% (A), 02/01/2036	$ 9,636	$ 9,699
5.00%, 02/01/2034 - 01/01/2053	6,026,871	5,697,142
1-Year RFUCC Treasury + 1.84%, 5.25% (A), 07/01/2040	16,990	17,270
5.50%, 04/01/2053	2,926,277	2,858,417
1-Year CMT + 2.43%, 5.73% (A), 12/01/2031	9,664	9,576
6.00%, 01/01/2024 - 08/01/2053	5,898,032	5,880,460
6.50%, 09/01/2037 - 11/01/2037	3,510	3,549
Federal Home Loan Mortgage Corp. REMICS
(4.44) * 1-Month SOFR Average + 23.93%, 0.32% (A), 06/15/2035	32,524	26,535
5.00%, 12/15/2023 - 06/15/2025	6,758	6,703
(3.62) * 1-Month SOFR Average + 26.80%, 5.50% (A), 05/15/2041	14,980	13,821
(3.67) * 1-Month SOFR Average + 27.08%, 5.50% (A), 05/15/2041	26,313	25,648
5.65% (A), 10/15/2038	9,101	8,993
Federal Home Loan Mortgage Corp. REMICS, Interest Only STRIPS
(1.00) * 1-Month SOFR Average + 6.26%, 0.94% (A), 10/15/2037	129,460	9,976
Federal Home Loan Mortgage Corp. REMICS, Principal Only STRIPS
09/15/2032 - 01/15/2040	89,481	71,648
Federal National Mortgage Association
1.59%, 11/25/2028	285,903	248,044
2.00%, 04/01/2052	1,200,522	917,918
2.50%, 08/01/2050 - 01/01/2052	14,674,839	11,826,401
3.00%, 07/01/2050 - 07/01/2060	13,602,921	11,335,438
3.50%, 08/01/2032 - 10/01/2050	6,974,658	6,107,988
4.00%, 01/01/2035 - 05/01/2051	10,406,424	9,466,423
4.50%, 09/01/2040 - 09/01/2052	4,240,220	3,948,381
5.00%, 06/01/2033 - 07/01/2052	4,526,958	4,281,646
5.50%, 03/01/2024 - 01/01/2059	6,212,646	6,081,699
6.00%, 01/01/2024 - 01/01/2053	6,447,517	6,370,286
7.00%, 11/01/2037	9,345	9,469
Federal National Mortgage Association REMICS
2.50%, 09/25/2048	4,616,215	3,888,725
5.00%, 10/25/2025	5,753	5,664
Federal National Mortgage Association REMICS, Interest Only STRIPS
(1.00) * 1-Month SOFR Average + 6.42%, 1.10% (A), 01/25/2041	121,473	11,685
(1.00) * 1-Month SOFR Average + 6.49%, 1.17% (A), 08/25/2035 - 06/25/2036	112,092	8,071
(1.00) * 1-Month SOFR Average + 6.59%, 1.27% (A), 03/25/2036	120,039	9,212
Federal National Mortgage Association REMICS, Principal Only STRIPS
12/25/2034 - 12/25/2043	454,755	330,868
Federal National Mortgage Association, Interest Only STRIPS
2.05% (A), 11/25/2033	3,101,475	256,930
2.06% (A), 07/25/2030	2,478,266	188,031
2.10% (A), 11/25/2028	1,797,209	114,528
Federal National Mortgage Association, Principal Only STRIPS
09/25/2024 - 08/25/2032	8,206	7,083
FREMF Mortgage Trust
3.70% (A), 11/25/2049 (B)	491,000	456,803
3.85% (A), 01/25/2048 (B)	1,000,000	959,547

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
FREMF Mortgage Trust (continued)
3.96% (A), 11/25/2047 (B)	$ 1,000,000	$ 966,187
4.09% (A), 06/25/2049 (B)	1,608,000	1,520,567
4.19% (A), 11/25/2047 (B)	455,000	443,069
FREMF Trust
Series 2018-W5FX, Class BFX,
3.79% (A), 04/25/2028 (B)	1,441,000	1,278,853
Government National Mortgage Association
2.00%, 11/20/2050	4,306,199	3,429,094
2.50%, 06/20/2050 - 09/20/2051	6,943,588	5,696,169
3.00%, 08/20/2051 - 01/20/2052	24,952,198	21,226,106
3.50%, 11/20/2049 - 08/20/2052	2,684,613	2,364,573
4.00%, 09/20/2052	11,413,855	10,291,531
4.25%, 12/20/2044	434,044	405,422
4.50%, 05/20/2048 - 08/20/2052	12,056,862	11,153,682
5.00%, 08/20/2052 - 09/20/2052	5,963,599	5,662,962
5.50%, 11/20/2052	7,322,659	7,110,812
6.00%, 02/15/2024 - 11/20/2052	2,920,906	2,897,448
Government National Mortgage Association REMICS
1.65%, 01/20/2063 - 04/20/2063	6,268	5,721
1-Month Term SOFR + 0.66%, 3.95% (A), 04/20/2062	689	678
3.99% (A), 11/16/2042	71,202	66,192
(3.50) * 1-Month Term SOFR + 22.87%, 4.24% (A), 04/20/2037	16,863	17,348
1-Month Term SOFR + 0.76%, 4.87% (A), 05/20/2061	994	978
1-Month Term SOFR + 0.66%, 4.88% (A), 07/20/2062	294	289
5.00%, 04/20/2041	278,712	253,090
5.14% (A), 07/20/2060	352	245
1-Month Term SOFR + 0.56%, 5.50% (A), 03/20/2060 - 05/20/2062	3,475	3,403
1-Month Term SOFR + 1.11%, 6.43% (A), 12/20/2066	234,586	233,493
Government National Mortgage Association REMICS, Interest Only STRIPS
0.43% (A), 06/20/2067	1,513,494	51,506
(1.00) * 1-Month Term SOFR + 6.49%, 1.16% (A), 05/20/2041	37,793	1,693
7.50%, 04/20/2031	506	36
Government National Mortgage Association REMICS, Principal Only STRIPS
Zero Coupon, 01/20/2038	5,328	4,492
Government National Mortgage Association, TBA
Zero Coupon, 10/20/2053 (E)	4,220,000	4,158,572
Resolution Funding Corp., Principal Only STRIPS
Zero Coupon, 04/15/2030	400,000	287,207
Tennessee Valley Authority
4.25%, 09/15/2065 (G)	264,000	209,099
4.63%, 09/15/2060	155,000	134,171
5.88%, 04/01/2036	874,000	932,845
Tennessee Valley Authority, Interest Only STRIPS
Zero Coupon, 07/15/2028	1,000,000	787,120

Total U.S. Government Agency Obligations (Cost $242,188,892)		218,522,483

Transamerica Series Trust	Page 11

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 24.6%
U.S. Treasury - 24.6%
U.S. Treasury Bonds
1.13%, 05/15/2040	$ 14,331,300	$ 8,216,985
1.75%, 08/15/2041	2,510,000	1,561,887
1.88%, 02/15/2051 - 11/15/2051	3,657,200	2,045,189
2.00%, 08/15/2051	28,000	16,135
2.25%, 02/15/2052	1,688,600	1,034,597
2.38%, 05/15/2051	2,268,500	1,436,776
2.50%, 02/15/2045	840,000	569,920
2.88%, 05/15/2043 - 05/15/2052	2,165,000	1,572,296
3.00%, 08/15/2052	776,500	565,146
3.13%, 02/15/2043	1,440,000	1,114,031
3.63%, 02/15/2053 - 05/15/2053	5,375,100	4,440,463
3.75%, 08/15/2041	2,100,000	1,816,418
3.88%, 08/15/2040 - 05/15/2043	7,025,000	6,125,650
4.00%, 11/15/2052	862,300	763,472
4.38%, 05/15/2040	250,000	236,943
U.S. Treasury Bonds, Principal Only STRIPS
02/15/2024 - 11/15/2040	8,506,000	6,551,249
11/15/2024 (G)	500,000	471,487
U.S. Treasury Notes
0.38%, 11/30/2025 - 01/31/2026	7,130,000	6,460,513
0.75%, 04/30/2026	330,000	297,284
0.88%, 01/31/2024 (I)	13,126,000	12,930,648
0.88%, 06/30/2026	1,993,000	1,793,389
1.13%, 10/31/2026	58,950,000	52,824,727
1.25%, 04/30/2028 - 06/30/2028	3,835,000	3,287,210
1.38%, 10/31/2028	34,110,000	29,109,421
1.50%, 11/30/2028	3,760,000	3,222,584
1.63%, 02/15/2026 - 08/15/2029	949,400	861,586
1.75%, 12/31/2026	130,000	118,325
2.00%, 06/30/2024 - 11/15/2026	1,106,000	1,043,703
2.25%, 03/31/2024 (I)	14,900,000	14,666,024
2.25%, 11/15/2024 - 02/15/2027	482,000	456,533
2.38%, 03/31/2029	3,250,000	2,893,770
2.50%, 05/15/2024 - 03/31/2027	17,216,000	16,529,604
2.63%, 05/31/2027	42,324,000	39,348,094
2.88%, 04/30/2025 - 05/15/2028	530,000	497,834
3.00%, 07/15/2025	15,510,000	14,947,157
3.88%, 11/30/2029	3,093,600	2,965,626
4.13%, 09/30/2027	2,480,000	2,428,850

		245,221,526

U.S. Treasury Inflation-Protected Securities - 0.0% (D)
U.S. Treasury Inflation-Protected Indexed Bonds
2.50%, 01/15/2029	71,186	71,686

Total U.S. Government Obligations (Cost $274,513,429)		245,293,212

	Shares	Value
COMMON STOCKS - 26.5%
Australia - 0.2%
BHP Group Ltd.	40,475	1,151,536
Woodside Energy Group Ltd.	22,390	525,297

		1,676,833

Austria - 0.0% (D)
Erste Group Bank AG	10,970	380,647

Belgium - 0.1%
KBC Group NV	10,464	654,270

	Shares	Value
COMMON STOCKS (continued)
Canada - 0.1%
Fairfax Financial Holdings Ltd.	492	$ 402,923
Lululemon Athletica, Inc. (J)	1,119	431,498
Toronto-Dominion Bank (G)	8,922	537,520

		1,371,941

Denmark - 0.4%
Carlsberg AS, Class B	5,723	723,158
Genmab AS (J)	847	301,126
Novo Nordisk AS, Class B	31,789	2,901,564

		3,925,848

France - 1.5%
Air Liquide SA	5,442	919,648
Airbus SE	5,899	791,939
BNP Paribas SA	9,560	610,785
Capgemini SE	3,513	615,801
Engie SA	47,481	729,396
Kering SA	966	441,101
L’Oreal SA	1,725	717,101
Legrand SA	10,214	942,731
LVMH Moet Hennessy Louis Vuitton SE	3,470	2,628,226
Pernod Ricard SA	2,348	391,851
Safran SA	14,222	2,234,982
Sanofi	2,803	300,733
Societe Generale SA	17,592	428,617
TotalEnergies SE	15,323	1,009,437
Vinci SA	19,155	2,126,826

		14,889,174

Germany - 0.7%
Allianz SE	5,530	1,319,576
Deutsche Boerse AG	4,681	810,149
Deutsche Post AG	14,370	585,450
Infineon Technologies AG	22,011	729,667
Muenchener Rueckversicherungs-Gesellschaft AG	3,962	1,546,095
RWE AG	43,219	1,606,119

		6,597,056

Hong Kong - 0.2%
AIA Group Ltd.	156,000	1,271,953
Prudential PLC	45,148	489,596
Techtronic Industries Co. Ltd.	37,000	359,088

		2,120,637

India - 0.1%
HDFC Bank Ltd., ADR	21,159	1,248,593

Ireland - 0.1%
Medtronic PLC	3,526	276,297
Trane Technologies PLC	4,517	916,545

		1,192,842

Italy - 0.1%
UniCredit SpA	40,198	966,010

Japan - 1.4%
Ajinomoto Co., Inc.	11,000	424,277
Bridgestone Corp.	18,500	721,604
Daikin Industries Ltd.	5,100	801,141
Hoya Corp.	11,600	1,189,574
Japan Exchange Group, Inc. (G)	22,900	425,084
Keyence Corp.	2,300	854,189
Kyowa Kirin Co. Ltd.	18,400	320,621
Mitsubishi UFJ Financial Group, Inc.	71,500	606,918
Nippon Telegraph & Telephone Corp.	925,000	1,093,114
Recruit Holdings Co. Ltd.	17,600	542,816

Transamerica Series Trust	Page 12

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Seven & i Holdings Co. Ltd.	15,100	$ 591,612
Shimano, Inc.	4,200	566,736
Shin-Etsu Chemical Co. Ltd.	58,400	1,697,211
SMC Corp.	1,071	480,029
Sony Group Corp.	12,900	1,056,585
Sumitomo Mitsui Financial Group, Inc.	11,100	545,715
Terumo Corp.	16,300	432,260
Tokio Marine Holdings, Inc.	56,300	1,305,404
Tokyo Electron Ltd.	4,300	588,142

		14,243,032

Macau - 0.0% (D)
Sands China Ltd. (J)	122,800	376,353

Mexico - 0.1%
Wal-Mart de Mexico SAB de CV	185,768	701,180

Netherlands - 0.5%
ASML Holding NV	3,998	2,363,252
NXP Semiconductors NV	7,150	1,429,428
Stellantis NV	38,057	732,693

		4,525,373

Republic of Korea - 0.2%
Samsung Electronics Co. Ltd.	18,319	926,101
Samsung Electronics Co. Ltd., GDR (K)	605	762,300

		1,688,401

Singapore - 0.2%
DBS Group Holdings Ltd.	83,300	2,049,899

Spain - 0.2%
Iberdrola SA	85,687	959,828
Industria de Diseno Textil SA	23,907	891,979

		1,851,807

Sweden - 0.3%
Atlas Copco AB, A Shares	47,625	641,870
Sandvik AB	28,055	517,675
Svenska Handelsbanken AB, A Shares	54,511	486,758
Volvo AB, B Shares	82,696	1,707,577

		3,353,880

Switzerland - 0.6%
Chubb Ltd.	1,996	415,527
Cie Financiere Richemont SA, Class A	5,166	632,099
Garmin Ltd.	3,472	365,254
Nestle SA	17,231	1,952,853
Roche Holding AG	7,478	2,046,065
Straumann Holding AG	1,970	252,236
Zurich Insurance Group AG	1,076	493,830

		6,157,864

Taiwan - 0.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	30,588	2,658,097

United Kingdom - 1.6%
3i Group PLC	37,875	957,960
Anglo American PLC	16,588	458,515
AstraZeneca PLC	18,084	2,449,577
BP PLC	299,279	1,940,409
Diageo PLC	19,817	733,582
Ferguson PLC	3,692	611,050
InterContinental Hotels Group PLC	8,190	606,952
Lloyds Banking Group PLC	1,542,514	835,053
London Stock Exchange Group PLC	7,723	775,876
RELX PLC	23,814	806,289

	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
RELX PLC	30,250	$ 1,025,017
Shell PLC	113,285	3,601,988
SSE PLC	23,389	459,444
TechnipFMC PLC	38,879	790,799

		16,052,511

United States - 17.6%
AbbVie, Inc.	14,197	2,116,205
Adobe, Inc. (J)	1,895	966,260
Advanced Micro Devices, Inc. (J)	12,229	1,257,386
AECOM	4,159	345,363
Air Lease Corp.	6,491	255,810
Albertsons Cos., Inc., Class A	16,377	372,577
Align Technology, Inc. (J)	1,013	309,289
Alnylam Pharmaceuticals, Inc. (J)	2,437	431,593
Alphabet, Inc., Class C (J)	32,751	4,318,219
Amazon.com, Inc. (J)	57,925	7,363,426
American Express Co.	2,814	419,821
American Homes 4 Rent, REIT, Class A	12,649	426,145
AMETEK, Inc.	4,592	678,514
Analog Devices, Inc.	6,333	1,108,845
Apple Hospitality, Inc., REIT	16,030	245,900
Apple, Inc.	40,985	7,017,042
Arista Networks, Inc. (J)	1,824	335,488
AutoZone, Inc. (J)	250	634,997
Axalta Coating Systems Ltd. (J)	12,294	330,709
Baker Hughes Co.	6,434	227,249
Bank of America Corp.	72,029	1,972,154
Bath & Body Works, Inc.	8,872	299,874
Berkshire Hathaway, Inc., Class B (J)	5,709	1,999,863
Best Buy Co., Inc.	3,572	248,147
Blackstone, Inc.	8,740	936,404
Booking Holdings, Inc. (J)	440	1,356,938
Boston Scientific Corp. (J)	6,005	317,064
Bristol-Myers Squibb Co.	28,314	1,643,345
Brixmor Property Group, Inc., REIT	19,485	404,898
Broadcom, Inc.	1,225	1,017,460
Cadence Design Systems, Inc. (J)	1,793	420,100
Capital One Financial Corp.	13,484	1,308,622
Carlisle Cos., Inc.	1,512	392,001
CBRE Group, Inc., Class A (J)	6,005	443,529
CDW Corp.	1,073	216,488
Cencora, Inc.	4,820	867,455
Charles Schwab Corp.	19,331	1,061,272
Charter Communications, Inc., Class A (J)	754	331,624
Cheniere Energy, Inc.	3,448	572,230
Chevron Corp.	12,831	2,163,563
Cigna Group	1,480	423,384
Cisco Systems, Inc.	6,191	332,828
Citigroup, Inc.	4,537	186,607
Citizens Financial Group, Inc.	13,621	365,043
CME Group, Inc.	12,018	2,406,244
CNA Financial Corp.	5,601	220,399
Coca-Cola Co.	41,579	2,327,592
Columbia Sportswear Co.	4,168	308,849
Confluent, Inc., Class A (J)	16,076	476,010
ConocoPhillips	16,610	1,989,878
Constellation Brands, Inc., Class A	1,696	426,256
Cooper Cos., Inc.	1,418	450,938
Copart, Inc. (J)	18,332	789,926
Coterra Energy, Inc.	10,744	290,625
Crowdstrike Holdings, Inc., Class A (J)	2,495	417,613
CVS Health Corp.	5,461	381,287
Deere & Co.	3,434	1,295,923

Transamerica Series Trust	Page 13

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Dick’s Sporting Goods, Inc.	2,872	$ 311,842
Dollar General Corp.	1,308	138,386
Dominion Energy, Inc.	8,563	382,509
Dover Corp.	3,612	503,910
Dow, Inc.	13,395	690,646
EastGroup Properties, Inc., REIT	1,063	177,021
Eaton Corp. PLC	2,097	447,248
Edison International	4,935	312,336
Eli Lilly & Co.	2,429	1,304,689
Energizer Holdings, Inc.	8,240	264,010
Entegris, Inc.	4,520	424,473
Entergy Corp.	1,835	169,737
EOG Resources, Inc.	13,914	1,763,739
Exact Sciences Corp. (J)	7,510	512,332
Federal Realty Investment Trust, REIT	3,693	334,697
FedEx Corp.	1,473	390,227
First Citizens BancShares, Inc., Class A	317	437,492
FleetCor Technologies, Inc. (J)	1,350	344,709
Fortrea Holdings, Inc. (J)	3,727	106,555
Fortune Brands Innovations, Inc.	6,484	403,045
Freeport-McMoRan, Inc.	6,917	257,935
General Dynamics Corp.	2,111	466,468
Hartford Financial Services Group, Inc.	3,061	217,055
HashiCorp, Inc., Class A (J)	8,057	183,941
HCA Healthcare, Inc.	2,146	527,873
Henry Schein, Inc. (J)	4,275	317,419
Hilton Worldwide Holdings, Inc.	8,535	1,281,786
Home Depot, Inc.	1,211	365,916
Honeywell International, Inc.	2,066	381,673
Hubbell, Inc.	1,665	521,828
HubSpot, Inc. (J)	1,390	684,575
IAC, Inc. (J)	7,513	378,580
Ingersoll Rand, Inc.	9,518	606,487
International Business Machines Corp.	2,228	312,588
Intuit, Inc.	2,710	1,384,647
Intuitive Surgical, Inc. (J)	2,393	699,450
ITT, Inc.	1,372	134,333
Jabil, Inc.	4,250	539,282
JB Hunt Transport Services, Inc.	2,586	487,513
Johnson & Johnson	9,532	1,484,609
Kenvue, Inc.	18,733	376,159
Keurig Dr. Pepper, Inc.	15,529	490,251
Kimco Realty Corp., REIT	31,367	551,746
Kinder Morgan, Inc.	35,621	590,596
Kraft Heinz Co.	13,512	454,544
Laboratory Corp. of America Holdings	2,060	414,163
Lam Research Corp.	1,255	786,596
Lamar Advertising Co., REIT, Class A	4,275	356,834
Liberty Broadband Corp., Class C (J)	4,618	421,716
Liberty Media Corp. - Liberty Live, Class C (J)	4,567	146,601
Liberty Media Corp. - Liberty SiriusXM, Class C (J)	15,531	395,419
Loews Corp.	17,775	1,125,335
Lowe’s Cos., Inc.	6,349	1,319,576
M&T Bank Corp.	8,645	1,093,160
Marriott International, Inc., Class A	1,788	351,449
Martin Marietta Materials, Inc.	1,830	751,178
Mastercard, Inc., Class A	11,640	4,608,392
McDonald’s Corp.	5,258	1,385,168
McKesson Corp.	971	422,239
Merck & Co., Inc.	3,966	408,300
Meta Platforms, Inc., Class A (J)	18,994	5,702,189
Mettler-Toledo International, Inc. (J)	180	199,453
MGIC Investment Corp.	19,013	317,327
Microsoft Corp.	38,307	12,095,435

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Mid-America Apartment Communities, Inc., REIT	3,567	$ 458,895
Middleby Corp. (J)	2,312	295,936
Mohawk Industries, Inc. (J)	4,553	390,693
MongoDB, Inc. (J)	1,744	603,180
Morgan Stanley	13,366	1,091,601
Murphy USA, Inc.	1,082	369,752
Natera, Inc. (J)	6,239	276,076
Netflix, Inc. (J)	1,751	661,178
Newell Brands, Inc.	28,474	257,120
Nexstar Media Group, Inc.	1,731	248,173
NextEra Energy, Inc.	23,781	1,362,413
Norfolk Southern Corp.	729	143,562
Northern Trust Corp.	4,760	330,725
Northrop Grumman Corp.	724	318,698
NVIDIA Corp.	12,899	5,610,936
Old Dominion Freight Line, Inc.	1,133	463,556
Oracle Corp.	5,145	544,958
Packaging Corp. of America	4,519	693,892
Palo Alto Networks, Inc. (J)	4,152	973,395
PG&E Corp. (J)	26,640	429,703
Philip Morris International, Inc.	5,561	514,837
Phillips 66	5,315	638,597
PNC Financial Services Group, Inc.	4,030	494,763
Pool Corp.	783	278,826
Post Holdings, Inc. (J)	5,548	475,686
Procter & Gamble Co.	4,558	664,830
Progressive Corp.	19,422	2,705,485
Prologis, Inc., REIT	14,155	1,588,333
Public Service Enterprise Group, Inc.	14,469	823,431
Public Storage, REIT	1,768	465,903
Quanta Services, Inc.	4,832	903,922
Quest Diagnostics, Inc.	2,131	259,684
Ralph Lauren Corp.	3,749	435,221
Rayonier, Inc., REIT	13,562	385,975
Regeneron Pharmaceuticals, Inc. (J)	3,955	3,254,807
Regions Financial Corp.	33,225	571,470
Ross Stores, Inc.	14,197	1,603,551
Royalty Pharma PLC, Class A	12,000	325,680
RTX Corp.	6,683	480,975
S&P Global, Inc.	6,843	2,500,501
Silgan Holdings, Inc.	4,711	203,091
Snowflake, Inc., Class A (J)	3,188	487,031
State Street Corp.	3,898	261,010
Synopsys, Inc. (J)	1,178	540,667
T-Mobile US, Inc. (J)	1,857	260,073
T. Rowe Price Group, Inc.	2,172	227,778
Take-Two Interactive Software, Inc. (J)	3,143	441,246
TD SYNNEX Corp.	3,717	371,180
Teradyne, Inc.	2,410	242,109
Tesla, Inc. (J)	10,021	2,507,455
Texas Instruments, Inc.	3,645	579,591
Texas Roadhouse, Inc.	3,731	358,549
Thermo Fisher Scientific, Inc.	1,210	612,466
Timken Co.	3,581	263,168
TJX Cos., Inc.	7,888	701,085
Trade Desk, Inc., Class A (J)	9,411	735,470
Travelers Cos., Inc.	3,782	617,638
Uber Technologies, Inc. (J)	55,804	2,566,426
Union Pacific Corp.	2,357	479,956
United Parcel Service, Inc., Class B	1,160	180,809
UnitedHealth Group, Inc.	9,270	4,673,841
US Bancorp	8,813	291,358
Verizon Communications, Inc.	8,919	289,065
Vertex Pharmaceuticals, Inc. (J)	941	327,223
Vulcan Materials Co.	1,131	228,485
W.R. Berkley Corp.	5,011	318,148

Transamerica Series Trust	Page 14

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Wells Fargo & Co.	44,463	$ 1,816,758
Welltower, Inc., REIT	2,563	209,961
Westrock Co.	7,346	262,987
Weyerhaeuser Co., REIT	23,460	719,284
Williams Cos., Inc.	18,965	638,931
Workday, Inc., Class A (J)	2,145	460,853
Xcel Energy, Inc.	7,320	418,850
Yum! Brands, Inc.	8,820	1,101,971
Zimmer Biomet Holdings, Inc.	2,457	275,725

		175,207,815

Total Common Stocks (Cost $253,606,877)		263,890,063

INVESTMENT COMPANY - 0.1%
United States - 0.1%
JPMorgan High Yield Fund	119,523	735,065

Total Investment Company (Cost $851,279)		735,065

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.5%
U.S. Treasury Bills
5.05% (L), 10/12/2023 (I)	$ 3,956,000	3,950,206
5.47% (L), 07/11/2024 (I)	903,000	866,037

Total Short-Term U.S. Government Obligations (Cost $4,815,998)		4,816,243

	Shares	Value
OTHER INVESTMENT COMPANY - 0.3%
Securities Lending Collateral - 0.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.30% (L)	2,898,095	2,898,095

Total Other Investment Company (Cost $2,898,095)		2,898,095

	Principal	Value
REPURCHASE AGREEMENT - 3.2%
Fixed Income Clearing Corp., 2.50% (L), dated 09/29/2023, to be repurchased at $32,425,612 on 10/02/2023. Collateralized by U.S. Government Obligations, 0.75% - 0.88%, due 04/30/2026 - 09/30/2026, and with a total value of $33,060,716.	$ 32,412,440	32,412,440

Total Repurchase Agreement (Cost $32,412,440)		32,412,440

Total Investments (Cost $1,054,134,456)		985,072,360
Net Other Assets (Liabilities) - 1.2%		11,607,184

Net Assets - 100.0%		$ 996,679,544

Transamerica Series Trust	Page 15

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Notes	150	12/29/2023	$30,511,305	$30,406,641	$—	$(104,664)
10-Year U.S. Treasury Notes	2,093	12/19/2023	230,379,823	226,174,812	—	(4,205,011)
30-Year U.S. Treasury Bonds	84	12/19/2023	10,100,147	9,557,625	—	(542,522)
JPY Currency	237	12/18/2023	20,409,296	20,078,344	—	(330,952)
U.K. Gilt	391	12/27/2023	45,135,389	44,919,882	—	(215,507)
U.S. Treasury Ultra Bonds	149	12/19/2023	19,029,643	17,684,437	—	(1,345,206)

Total					$—	$(6,743,862)

Short Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Notes	(265)	12/29/2023	$(28,150,714)	$(27,920,234)	$230,480	$—
10-Year U.S. Treasury Bonds	(98)	12/19/2023	(11,259,137)	(10,933,125)	326,012	—
AUD Currency	(163)	12/18/2023	(10,491,583)	(10,521,650)	—	(30,067)
E-Mini Russell 1000® Index	(8)	12/15/2023	(1,146,268)	(1,083,160)	63,108	—
E-Mini Russell 2000® Index	(92)	12/15/2023	(8,611,404)	(8,273,560)	337,844	—
MSCI EAFE Index	(77)	12/15/2023	(8,142,013)	(7,859,775)	282,238	—
S&P 500® E-Mini Index	(18)	12/15/2023	(4,059,829)	(3,892,950)	166,879	—

Total					$1,406,561	$(30,067)

Total Futures Contracts					$1,406,561	$(6,773,929)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
U.S. Government Obligations	24.9%	$245,293,212
U.S. Government Agency Obligations	22.2	218,522,483
Banks	8.5	83,337,148
Oil, Gas & Consumable Fuels	3.4	33,323,672
Software	2.6	25,929,528
Electric Utilities	2.5	25,029,133
Semiconductors & Semiconductor Equipment	2.4	23,429,329
Insurance	1.8	18,184,706
Pharmaceuticals	1.8	17,876,932
Health Care Providers & Services	1.6	15,835,783
Financial Services	1.3	12,427,722
Capital Markets	1.2	12,307,963
Interactive Media & Services	1.1	11,146,312
Biotechnology	1.1	11,077,893
Hotels, Restaurants & Leisure	1.0	9,435,818
Technology Hardware, Storage & Peripherals	1.0	9,376,546
Aerospace & Defense	0.9	8,707,346
Media	0.8	7,659,243
Broadline Retail	0.8	7,582,982
Beverages	0.7	7,163,128
Machinery	0.7	6,977,277
Specialty Retail	0.7	6,746,719
Diversified Telecommunication Services	0.7	6,472,462
Food Products	0.6	6,365,452
Ground Transportation	0.6	6,225,256
Tobacco	0.6	6,220,824
Diversified REITs	0.6	6,133,460
Health Care Equipment & Supplies	0.6	5,446,778
Asset-Backed Securities	0.5	5,415,905
Chemicals	0.5	4,938,678
Textiles, Apparel & Luxury Goods	0.5	4,876,994

Transamerica Series Trust	Page 16

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments		Value
Automobiles	0.5%		$4,584,993
Metals & Mining	0.4		4,114,110
Construction & Engineering	0.4		3,705,016
Building Products	0.4		3,697,315
Independent Power & Renewable Electricity Producers	0.4		3,551,678
Professional Services	0.3		3,211,062
Wireless Telecommunication Services	0.3		3,171,017
IT Services	0.3		2,809,833
Consumer Staples Distribution & Retail	0.3		2,760,127
Electrical Equipment	0.3		2,590,321
Specialized REITs	0.3		2,535,665
Household Durables	0.2		2,365,905
Foreign Government Obligations	0.2		2,169,364
Industrial REITs	0.2		2,152,654
Mortgage-Backed Securities	0.2		2,080,255
Passenger Airlines	0.2		2,005,722
Electronic Equipment, Instruments & Components	0.2		1,981,139
Multi-Utilities	0.2		1,935,336
Personal Care Products	0.2		1,748,505
Consumer Finance	0.2		1,728,443
Entertainment	0.2		1,695,219
Gas Utilities	0.1		1,313,772
Retail REITs	0.1		1,291,341
Commercial Services & Supplies	0.1		1,235,065
Diversified Consumer Services	0.1		1,203,131
Containers & Packaging	0.1		1,159,970
Air Freight & Logistics	0.1		1,156,486
Energy Equipment & Services	0.1		1,018,048
Residential REITs	0.1		1,016,994
Construction Materials	0.1		979,663
Internet & Catalog Retail	0.1		971,608
Household Products	0.1		928,840
Life Sciences Tools & Services	0.1		918,474
Trading Companies & Distributors	0.1		866,860
U.S. Fixed Income Funds	0.1		735,065
Automobile Components	0.1		721,604
Communications Equipment	0.1		668,316
Transportation Infrastructure	0.1		573,357
Leisure Products	0.1		566,736
Real Estate Management & Development	0.0	(D)	443,529
Industrial Conglomerates	0.0	(D)	381,673
Distributors	0.0	(D)	278,826
Hotel & Resort REITs	0.0	(D)	245,900
Health Care REITs	0.0	(D)	209,961

Investments	95.9		944,945,582
Short-Term Investments	4.1		40,126,778

Total Investments	100.0%		$985,072,360

Transamerica Series Trust	Page 17

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (M)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS Investments
Asset-Backed Securities	$—	$5,415,905	$—	$5,415,905
Corporate Debt Securities	—	206,839,235	—	206,839,235
Foreign Government Obligations	—	2,169,364	—	2,169,364
Mortgage-Backed Securities	—	2,080,255	—	2,080,255
U.S. Government Agency Obligations	—	218,522,483	—	218,522,483
U.S. Government Obligations	—	245,293,212	—	245,293,212
Common Stocks	186,143,776	77,746,287	—	263,890,063
Investment Company	735,065	—	—	735,065
Short-Term U.S. Government Obligations	—	4,816,243	—	4,816,243
Other Investment Company	2,898,095	—	—	2,898,095
Repurchase Agreement	—	32,412,440	—	32,412,440

Total Investments	$189,776,936	$795,295,424	$—	$985,072,360

Other Financial Instruments
Futures Contracts (N)	$1,406,561	$—	$—	$1,406,561

Total Other Financial Instruments	$1,406,561	$—	$—	$1,406,561

LIABILITIES
Other Financial Instruments
Futures Contracts (N)	$(6,773,929)	$—	$—	$(6,773,929)

Total Other Financial Instruments	$(6,773,929)	$—	$—	$(6,773,929)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of September 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2023, the total value of 144A securities is $62,225,985, representing 6.2% of the Portfolio’s net assets.
(C)	Fair valued as determined in good faith in accordance with procedures established by the Board. At September 30, 2023, the total value of securities is $77,466, representing less than 0.1% of the Portfolio’s net assets.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after September 30, 2023. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(F)	Perpetual maturity. The date displayed is the next call date.
(G)	All or a portion of the securities are on loan. The total value of all securities on loan is $3,355,311, collateralized by cash collateral of $2,898,095 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $554,306. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(H)	Rounds to less than $1 or $(1).
(I)	All or a portion of these securities have been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of such securities is $19,317,337.
(J)	Non-income producing securities.
(K)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At September 30, 2023, the value of the Regulation S security is $762,300, representing 0.1% of the Portfolio’s net assets.
(L)	Rates disclosed reflect the yields at September 30, 2023.
(M)	There were no transfers in or out of Level 3 during the period ended September 30, 2023. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(N)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
JPY	Japanese Yen

Transamerica Series Trust	Page 18

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
EAFE	Europe, Australasia and Far East
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
RFUCC	Refinitiv USD IBOR Consumer Cash Fallbacks
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

Transamerica Series Trust	Page 19

Transamerica JPMorgan Tactical Allocation VP

NOTES TO SCHEDULE OF INVESTMENTS

At September 30, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica JPMorgan Tactical Allocation VP (the “Portfolio”) is a series of the Transamerica Series Trust.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at September 30, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Transamerica Series Trust	Page 20

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Series Trust	Page 21